Impairment of intangible assets and property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Impairment Of Assets [Abstract]
Summary of Net Impairment Losses of Other Intangible Assets	In 2024, 2023 and 2022, impairment testing of other intangible assets (excluding software) resulted in the recognition of net impairment losses as shown below (the table presents all net impairments of the Group including Opella, over all periods):

(€ million)	2024	2023	2022
Impairment of other intangible assets, net of reversals (excluding software)	265	932	(454)
Marketed products	(167)	—	(1,561)
Biopharma(a)	(167)	—	(1,526)
Opella	—	—	(35)
Research and development projects and technology platforms (b)(c)(d)	415	896	1,107
Others	17	36	—
(a)  For 2024, this comprises a reversal of €167 million in connection with the disposal of Enjaymo.
For 2022, this amount mainly comprises a reversal of €2,154 millionof impairment losses taken against Eloctate and BIVV001 (assets belonging to the
Eloctate franchise), consisting of  €1,554 million for marketed products and €600 million for research and development projects respectively. In 2019, the launch of competing products for Eloctate led Sanofi to update its sales forecasts for products belonging to the franchise, as a result of which impairment losses of €2.8 billion were recognized against the assets in question. The reversal reflects the approval by the FDA on February 22, 2023 of
ALTUVIIIO (the commercial name of efanesoctocog alpha, corresponding to the BIVV001 project), which was submitted in 2022.
(b)For 2024, the monitoring of impairment indicators for other intangible assets led to the recognition of net impairment losses of €415 million, comprising
(i) impairment losses of €640 million against various research and development projects - including a €239 million loss resulting from the decision taken in February 2025 to discontinue a phase 3 clinical study investigating of a vaccine candidate to prevent invasive E.coli disease -  and (ii) an impairment reversal of €225 million recognized in connection with the disposal of the ProXTen technology platform.
(c)For 2023, this amount mainly comprises an impairment loss of €833 million, reflecting the impact of the strategic decision to de-prioritize certain R&D programs, in particular those related to the NK Cell and ProXTen technology platforms.
(d)For 2022, this amount mainly comprises:
–an impairment loss of €1,586 million taken against the development project for SAR444245 (non-alpha interleukin-2), recognized following revised cash flow projections reflecting unfavorable developments in the launch schedule;
–the €600 million reversal relating to the BIVV001 project (see above).
As required by IFRS 5, the other intangible assets of Opella were measured in accordance with IAS 36 immediately before their reclassification as assets held for sale; this assessment did not result in any impairment of their carrying amount being recognized.